Guarantees and commitments (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other commitments
Maturity less than 1 year	223,197	222,184
Maturity greater than 1 year	76,153	69,301
Total gross amount	299,350	291,485
Total net amount	293,797	285,817
Collateral received	210,424	202,366
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,660	6,217
Maturity greater than 1 year	29	41
Total gross amount	5,689	6,258
Total net amount	5,574	6,061
Collateral received	3,160	3,219
Loan commitments
Other commitments
Maturity less than 1 year	170,538	169,462
Maturity greater than 1 year	74,593	67,648
Total gross amount	245,131	237,110
Total net amount	239,693	231,639
Collateral received	163,905	153,460
Unused revocable credit limits	140,510	139,709
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	43,192	45,556
Maturity greater than 1 year	0	0
Total gross amount	43,192	45,556
Total net amount	43,192	45,556
Collateral received	43,192	45,556
Other commitments
Other commitments
Maturity less than 1 year	3,807	949
Maturity greater than 1 year	1,531	1,612
Total gross amount	5,338	2,561
Total net amount	5,338	2,561
Collateral received	167	131